YEAR 2000 ISSUES (UNAUDITED)

  The fund could be adversely affected if the computer systems used by The Dreyfus Corporation and the fund' s other service providers do not properly process and calculate date-related information from and after January 1, 2000. The Dreyfus Corporation is working to avoid Year 2000-related problems in its systems and to obtain assurances from other service providers that they are taking similar steps. In addition, issuers of securities in which the fund invests may be adversely affected by Year 2000-related problems. This could have an impact on the value of the fund's investments and its share price.

DREYFUS FLORIDA MUNICIPAL MONEY MARKET FUND
-----------------------------------------------------------------------------

LETTER TO SHAREHOLDERS

Dear Shareholder:

   We are pleased to report the performance for Dreyfus Florida Municipal Money Market Fund for the six-month period ended December 31, 1998. Your Fund produced an annualized yield of 2.79% , and after taking into account the effect of compounding, the annualized effective yield was 2.83%.*

ECONOMIC REVIEW

   During the last six months of 1998, the main regions of the world had very different economic fundamentals. The U.S. continued to enjoy a strong economy near full employment, with unemployment only slightly above 4%. World economic weakness generated powerful enough disinflationary forces that the Fed acted instead to ease credit beginning in September. After many years of subpar economic growth, continental Europe moved into a sustained economic expansion. The overall European economy benefited as interest rates in peripheral countries such as Spain and Italy fell, approaching the lower levels established by Germany, on the eve of currency unification. Unlike the U.S., Europe has substantial excess capacity of productive plant and labor. In Asia, weak economies were pervasive as a result of a financial crisis. The Latin American economies weakened in turn as the financial stresses spread throughout that region. On balance, there was a substantial weakening of the world economy over the period moderated mainly by the American consumer's role as "spender of last resort."

   A main influence on the U.S. economy was the foreign financial crisis and consequent cooling of the world economy. The positive effects hit first. Actual inflation and expected inflation dropped, causing a decline in long-term Treasury bond yields and mortgage rates. This caused a boom in housing. The fall in inflation left more of the growth in consumer income with which to buy goods and services. Thus, consumers benefited from a combination of good growth in income after inflation, a strong labor market, and increases in the prices of assets they owned, including bonds, stocks and real estate. In a sense, 1998 was a year of disinflationary boom in the U.S., as above-trend economic growth coincided with negligible inflation.

   The negative effect of Asian weakness was felt in the industrial sector more than in the consumer sector. Corporate profits weakened, especially in sectors affected by the Asian crisis such as world-traded commodities (oil, metals and
paper)    and    exports.

   Evidence of a weaker world economy accumulated during 1998 as the financial stresses continued. A worsened financial crisis occurred between the Russian default in mid-August and the fallout from the Long Term Capital Management hedge fund crisis through early October. However, energetic steps were taken to stabilize the Japanese banks, design a support package for Brazil, ease monetary policy, and help overinvested financial institutions rebuild their cash reserves. Indications of a calming of financial fears were evident in the final months of the year. In any case, there appears to have been a shift in the priorities of key policymakers from fighting potential inflation to restimulating future world economic growth.

   The global economy survived a triple financial crisis from Japan, emerging market countries and overextended financial institutions. Excess capacity persists in many worldwide industries after years of high capital spending followed by the onset of a worldwide weakening in demand. Fortunately, the U.S. has led the world in making the transition away from the old manufacturing industries to the new growth industries, such as biotechnology, software, computer hardware and the Internet. This contributed to the favorable combination of low unemployment and low inflation in the U.S., and may yet lead toward more efficient allocation of capital elsewhere in the world.

As 1998 ended, interest rates set by central banks remained in a downtrend in most parts of the world including Europe and the U.S. A similar trend had even begun in many emerging countries, as the stresses of financial crisis relaxed.

MARKET    ENVIRONMENT/PORTFOLIO    OVERVIEW

   The manner in which the Federal Reserve Board eased rates this past quarter was a gradual process. For three successive months, beginning in September, the Fed reduced the target rate for Fed Funds a total of 75 basis points. The Fed also lowered the Discount Rate by 25 basis points each, in November and December. The Fed's actions provided even greater strength to an already strong short-term municipal money market. Prior to these rate cuts, the short-term market had already felt the effects of the diminished supply of eligible new issuance over the summer months. This year's summer calendar of municipal notes (consisting mainly of California paper) was drastically reduced by a combination of factors. Due to the strength of local and state economies, several issuers reduced the amount of short-term borrowing needed. Additionally, many issuers came to market with securities with maturities beyond the 13-month maximum restriction allowable for tax-exempt money funds. Other issues were converted to a shortened synthetic structure, thus eliminating the ability to extend out into the one-year range. This reduction in supply resulted in lower yields for most one-year paper, both national and state-specific.

   We extended your Fund' s average maturity to the 60-day range during the summer months, just prior to the market strengthening. Your Fund benefited from our purchase of securities in the one-year range at yields significantly higher than what is currently available in the market. As the summer progressed, yields began to drop, reflecting the diminished supply of one-year notes. During this period, we utilized the commercial paper market to maintain the Fund's average maturity.

   For  reasons  endemic  to  the  Florida  market, we experienced a significant inflow of assets into the Fund near year-end. Due to the temporary nature of most of these funds, we invested primarily in variable rate demand notes. As a result, the average maturity of the Fund shortened near year-end. While the one-year note market continues to be aggressively priced, we will continue to invest in the commercial paper market as a means of extending the Fund's average maturity. However, to the extent Florida-exempt one-year paper becomes available, we will attempt to selectively extend the Fund's average maturity
during    any    periods    of    market    weakness.

   As always, we will structure the portfolio in an attempt to maximize current yield while maintaining our commitment to high-quality tax-exempt investments.

               Very truly yours,


               [Richard J. Moynihan signature]

               Richard J. Moynihan

               Director, Municipal Portfolio Management

               The Dreyfus Corporation

January 15, 1999

New York, N.Y.

*Annualized effective yield is based upon dividends declared daily and reinvested monthly.



DREYFUS FLORIDA MUNICIPAL MONEY MARKET FUND
-----------------------------------------------------------------------------

STATEMENT OF INVESTMENTS                        DECEMBER 31, 1998 (UNAUDITED)

                                                                                                  Principal
Tax-Exempt Investments--94.7%                                                                      Amount            Value
-------------------------------------------------------                                         _____________     _____________
Florida--86.2%

Broward County, Ports Facilities Revenue, Refunding, VRDN (Port Everglades
Project)

  3.90% (Insured; AMBAC and Liquidity Facility; Bank of Nova Scotia) (a) . . . . . . . . .     $    3,300,000    $    3,300,000

Broward County School District, RAN 4%, Series A, 4/20/99. . . . . . . . . . . . . . . . .          3,000,000         3,002,588

Capital Projects Finance Authority, Revenue, VRDN (Capital Projects Loan
Program):

  3.75%, Series A (BPA; Credit Suisse and Insured; FSA) (a)  . . . . . . . . . . . . . . .         10,000,000        10,000,000

  4%, Series A (BPA; Credit Suisse and Insured; FSA) (a) . . . . . . . . . . . . . . . . .         16,000,000        16,000,000

Dade County, Water and Sewer Systems Revenue, VRDN

  3.40% (Insured; FGIC and Liquidity Facility; Commerzbank) (a)  . . . . . . . . . . . . .         47,600,000        47,600,000

Dade County Health Facilities Authority, HR, VRDN (Miami Children's Hospital
Project)

  4% (LOC; Bank of America) (a)  . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         11,650,000        11,650,000

Dade County Industrial Development Authority, VRDN (Florida Power and Light Co.
Project):

  Exempt Facilities Revenue, Refunding 3.90% (LOC; Florida Power and Light Co. ) ( a)  . .         15,750,000        15,750,000

  PCR, Refunding 4% (LOC; Florida Power and Light Co. ) ( a) . . . . . . . . . . . . . . .          1,000,000         1,000,000

Escambia County Health Facilities Authority, HR, VRDN (Charity Obligated Group)

  3.40%, Series D (LOC; Charity Obligated Group) (a) . . . . . . . . . . . . . . . . . . .          2,100,000         2,100,000

Florida Housing Finance Agency:

  Refunding (Iona Lakes Project) 3.85%, Series D, 4/1/99 (LOC; Continental Casualty) . . .          3,000,000         3,000,000

  VRDN:

    Housing Revenue ( Caribbean Key ) 4.10%, Series F (LOC; Key Bank Inc.) (a) . . . . . .          5,000,000         5,000,000

    MFHR (Kings Colony Project) 4.05%, Series D (LOC; Bankers Trust Co.) (a) . . . . . . .          7,740,000         7,740,000

    (Parrots Landing Project) 3.40%, Series AA (LOC; FNMA) (a) . . . . . . . . . . . . . .          3,000,000         3,000,000

  (Wood Forest II Project) 3.15%, Series BBB, 12/1/99 (LOC; Continental Casualty)  . . . .          4,370,000         4,370,000

Halifax Hospital Medical Center:

 Health Care Facilites Revenue, VRDN (Health Care Plan Inc. Project)

    4.15% (LOC; Bank of America) (a) . . . . . . . . . . . . . . . . . . . . . . . . . . .          3,000,000         3,000,000

  TAN 4%, 4/15/99 (LOC; Bank of America) . . . . . . . . . . . . . . . . . . . . . . . . .          2,650,000         2,652,544

Highlands County Health Facilities Authority, Revenue, VRDN

 (Adventist Health Systems/Sunbelt Inc.):

   3.95%, Series A (Insured; Capital Markets Assurance and Liquidity Facility;

       First National Bank of Chicago) (a) . . . . . . . . . . . . . . . . . . . . . . . .         16,500,000        16,500,000

    3.95%, Series A (LOC; Sun Trust Bank) (a)  . . . . . . . . . . . . . . . . . . . . . .         15,140,000        15,140,000

    3.95%, Series B (Insured Capital Markets Assurance and Liquidity Facility;

       Canadian Imperial Bank of Commerce) (a) . . . . . . . . . . . . . . . . . . . . . .          3,800,000         3,800,000

Hillsborough County Industrial Development Authority, PCR, Refunding, VRDN

  (Tampa Electric Co. Project) 4%, (LOC; Tampa Electric Co.) (a) . . . . . . . . . . . . .         26,500,000        26,500,000

Inland Protection Financing Corporation, Special Obligation Revenue
  4.25%, 7/1/99 (Insured; FSA) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .          2,000,000         2,013,429

City of Jacksonville, VRDN:

 IDR:

   Refunding (Saint John's Medical Investments Limited Project)

       3.75% (LOC; Bank of America) (a)  . . . . . . . . . . . . . . . . . . . . . . . . .          2,040,000         2,040,000

    (University of Florida Health Science Center) 3.75% (LOC; Bank of America) (a) . . . .          1,800,000         1,800,000

  PCR, Refunding (Florida Power and Light Co. Project)

    4% (LOC; Florida Power and Light Co.) (a)  . . . . . . . . . . . . . . . . . . . . . .          4,450,000         4,450,000

DREYFUS FLORIDA MUNICIPAL MONEY MARKET FUND
-----------------------------------------------------------------------------

STATEMENT OF INVESTMENTS                        DECEMBER 31, 1998 (UNAUDITED)

                                                                                                  Principal
Tax-Exempt Investments--94.7%                                                                      Amount            Value
-------------------------------------------------------                                         _____________     _____________
Florida (continued)

Jacksonville Electric Authority, Revenue,

  CP 3.25%, 1/6/99 (Liquidity Facility; Morgan Guaranty Trust Co.) . . . . . . . . . . . .     $    4,000,000    $    4,000,000

Jacksonville Health Facilites Authority, VRDN:

  Health Facilites Revenue ( River Garden Project) 3.55% (LOC; First Union Corp.) (a)  . .          2,500,000         2,500,000

  HR, Refunding (Genesis Rehab Hospital) 4.75% (LOC; Bank of America) (a)  . . . . . . . .          7,400,000         7,400,000

Martin County, VRDN (Florida Power and Light Co. Project):

  PCR, Refunding 4.70% (LOC; Florida Power and Light Co. ) (a) . . . . . . . . . . . . . .          1,700,000         1,700,000

  SWDR 4% (LOC; Florida Power and Light Co.) (a) . . . . . . . . . . . . . . . . . . . . .          2,300,000         2,300,000

Miami-Dade County Housing Finance Authority, Single Family Revenue

  3.45%, Series B, 10/1/99 (Insured; FGIC) . . . . . . . . . . . . . . . . . . . . . . . .          2,800,000         2,800,000

Miami-Dade County Industrial Development Authority, IDR, VRDN (Fine Art Lamps
Project)

  4.10%, (LOC; Sun Trust Bank) (a) . . . . . . . . . . . . . . . . . . . . . . . . . . . .          3,000,000         3,000,000

Miami-Dade County School Board, COP 4%, Series C, 8/1/99 (Insured; FSA). . . . . . . . . .          3,750,000         3,771,306

Miami-Dade County School District, TAN 4%, 6/30/99 . . . . . . . . . . . . . . . . . . . .          8,000,000         8,013,411

Orange County Health Facilities Authority, Revenue, VRDN (Adventist Health
Systems/Sunbelt)

  3.90% (LOC; Rabobank Nederland) (a)  . . . . . . . . . . . . . . . . . . . . . . . . . .          5,950,000         5,950,000

Orange County Housing Finance Authority, MFHR:

  (Oakwood Project) 3.55%, 10/1/99 (LOC; Fleet Bank) . . . . . . . . . . . . . . . . . . .          3,400,000         3,400,000

  VRDN:

    (Heather Project) 3.75%, Series B (LOC; FNMA) (a)  . . . . . . . . . . . . . . . . . .         12,400,000        12,400,000

    Refunding (Andover Place Apartments) 4%, Series F (LOC; Bank of America) (a) . . . . .          3,370,000         3,370,000

Palm Beach County, Revenue, VRDN (Jewish Community Campus Corp.)

  4.05% (BPA; Northern Trust Bank and Insured; AMBAC) (a)  . . . . . . . . . . . . . . . .          4,000,000         4,000,000

Palm Beach County Housing Finance Authority, SFMR, Refunding

  3.75%, Series B, 7/1/99 (Insured; FGIC)  . . . . . . . . . . . . . . . . . . . . . . . .          3,000,000         3,000,000

Pinellas County Health Facilites Authority, Revenue, VRDN (Pooled Hospital Loan
Program)

  4.70%, (LOC; Chase Manhattan Bank) (a) . . . . . . . . . . . . . . . . . . . . . . . . .         38,800,000        38,800,000

Pinellas County Housing Finance Authority, SFHR 3.70%, Series B, 2/1/99 (Insured; FGIC). .          2,030,000         2,030,000

Putnam County Development Authority, PCR (Seminole Electric):

  2.85%, Series D, 6/15/99 (LOC; National Rural Utilities Cooperative Finance Corp.) . . .          5,000,000         5,000,000

  3.30%, Series H-4, 3/15/99 (LOC; National Rural Utilities Cooperative Finance Corp.) . .          8,175,000         8,175,000

Saint John's County Housing Finance Authority, MFHR, Refunding, VRDN

 (Anastasia Shores Apartments Project)

  3.30% (LOC; Bank of America) (a) . . . . . . . . . . . . . . . . . . . . . . . . . . . .          3,535,000         3,535,000

Saint Lucie County, VRDN (Florida Power and Light Co. Project):

 PCR, Refunding:

    4%, (LOC; Florida Power and Light Co.) (a) . . . . . . . . . . . . . . . . . . . . . .          8,200,000         8,200,000

    4.70% (LOC; Florida Power and Light Co.) (a) . . . . . . . . . . . . . . . . . . . . .          8,900,000         8,900,000

  SWDR 4% (LOC; Florida Power and Light Co.) (a) . . . . . . . . . . . . . . . . . . . . .          3,000,000         3,000,000

Saint Petersburg, Capital Improvement Revenue, VRDN (Florida International
Museum Project)

  4% (LOC; Sun Trust Bank) (a) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .          3,000,000         3,000,000

DREYFUS FLORIDA MUNICIPAL MONEY MARKET FUND
-----------------------------------------------------------------------------

STATEMENT OF INVESTMENTS                        DECEMBER 31, 1998 (UNAUDITED)

                                                                                                  Principal
Tax-Exempt Investments--94.7%                                                                      Amount            Value
-------------------------------------------------------                                         _____________     _____________
Florida (continued)

Sarasota County Public Hospital District, HR, CP (Sarasota Memorial Hospital
Project):

  3.05%, 1/20/99 (Liquidity Facility; Sarasota Memorial Hospital)  . . . . . . . . . . . .     $    6,500,000    $    6,500,000

  3.05%, 3/11/99 (Liquidity Facility; Sarasota Memorial Hospital)  . . . . . . . . . . . .          3,000,000         3,000,000

Sunshine State Governmental Financing Commission, Revenue, CP:

  3.15%, Series B, 2/11/99 (Liquidity Facility; Bank of Nova Scotia) . . . . . . . . . . .          7,360,000         7,360,000

  3%, 3/23/99 (Insured; AMBAC and Liquidity Facility: Toronto-Dominion Bank and

    Union Bank of Switzerland) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .          4,000,000         4,000,000

  3.30%, 1/15/99 (Insured; AMBAC and Liquidity Facility; Bank of Nova Scotia)  . . . . . .          4,010,000         4,010,000

  3.55, 1/15/99 (Liquidity Facility; Canadian Imperial Bank of Commerce) . . . . . . . . .          2,500,000         2,500,000

Volusia County Health Facilities Authority, Revenue, VRDN
  (Alliance Community Retirement Living Inc.)

  5.10% (LOC; Rabobank Nederland) (a)  . . . . . . . . . . . . . . . . . . . . . . . . . .          2,905,000         2,905,000

U.S. Related--8.5%

Commonwealth of Puerto Rico:

 Government Development Bank:

    CP 3.20%, 1/8/99 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .          7,000,000         7,000,000

    Refunding, VRDN 3.60% (Insured; MBIA and Liquidity Facility; Credit Suisse) (a)  . . .          6,000,000         6,000,000

  Highway and Transportation Authority, VRDN:

    Highway Revenue 3.60%, Series X (LOC: Landesbank Hessen and Union Bank
       of Switzerland) (a) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .          4,475,000         4,475,000

    Transportation Revenue 3.50%, Series A (Insured; AMBAC and Liquidity Facility;

       Bank of Nova Scotia) (a)  . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         12,100,000        12,100,000

  TRAN 3.50%, Series A, 7/30/99  . . . . . . . . . . . . . . . . . . . . . . . . . . . . .          4,000,000         4,015,792

Puerto Rico Industrial, Tourist, Educational, Medical and Environmental Control

 Facilities Financing Authority, Higher Education Revenue, VRDN

   (Ana G. Mendez University Systems Project)

    3.75%, Series A (LOC; Banco Popular de Puerto Rico) (a)  . . . . . . . . . . . . . . .          5,000,000         5,000,000
                                                                                                                  _____________

TOTAL INVESTMENTS (cost $428,519,070). . . . . . . . . . . . . . . . . . . . . . . . . . .              94.7%      $428,519,070
                                                                                                      _______     _____________

CASH AND RECEIVABLES (NET) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .               5.3%     $  24,003,706
                                                                                                      _______     _____________

NET ASSETS . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .             100.0%      $452,522,776
                                                                                                      _______     _____________

DREYFUS FLORIDA MUNICIPAL MONEY MARKET FUND
-----------------------------------------------------------------------------


Summary of Abbreviations
-----------------------------------------------------------------------------
AMBAC       American Municipal Bond Assurance Corporation           MFHR        Multi-Family Housing Revenue

BPA         Bond Purchase Agreement                                 PCR         Pollution Control Revenue

COP         Certificate of Participation                            RAN         Revenue Anticipation Notes

CP          Commercial Paper                                        SFHR        Single Family Housing Revenue

FGIC        Financial Guaranty Insurance Company                    SFMR        Single Family Mortgage Revenue

FNMA        Federal National Mortgage Association                   SWDR        Solid Waste Disposal Revenue

FSA         Financial Security Assurance                            TAN         Tax Anticipation Notes

HR          Hospital Revenue                                        TRAN        Tax and Revenue Anticipation Notes

IDR         Industrial Development Revenue                          VRDN        Variable Rate Demand Notes

LOC         Letter of Credit

MBIA        Municipal Bond Investors Assurance

               Insurance Corporation

Summary of Combined Ratings (Unaudited)
-----------------------------------------------------------------------------

Fitch                or            Moody's             or            Standard & Poor's              Percentage of Value
____                               ________                          __________________             ____________________
F1+/F1                             VMIG1/MIG1, P1                    SP1+/SP1, A1+/A1                     96.5%

AAA/AA (b)                         Aaa/Aa (b)                        AAA/AA (b)                            3.5
                                                                                                        _______
                                                                                                         100.0%
                                                                                                        _______
Notes to Statement of Investments:

-----------------------------------------------------------------------------

(a) Securities payable on demand. Variable interest rate--subject to periodic change.

(b) Notes which are not F, MIG or SP rated are represented by bond ratings of the issuers.

(c) At December 31, 1998, the Fund has $123,697,544 (27.3% of net assets) in securities whose payment of principal and interest is dependent upon revenues generated from health care.

                      SEE NOTES TO FINANCIAL STATEMENTS.

DREYFUS FLORIDA MUNICIPAL MONEY MARKET FUND
-----------------------------------------------------------------------------

STATEMENT OF ASSETS AND LIABILITIES             DECEMBER 31, 1998 (UNAUDITED)

                                                                                                    Cost              Value
                                                                                                _____________     _____________
ASSETS:                          Investments in securities--See Statement of Investments . .     $428,519,070      $428,519,070

                                 Cash  . . . . . . . . . . . . . . . . . . . . . . . . . .                           22,182,877

                                 Interest receivable . . . . . . . . . . . . . . . . . . .                            1,922,672

                                 Prepaid expenses  . . . . . . . . . . . . . . . . . . . .                              108,967

                                                                                                                  _____________

                                                                                                                    452,733,586

                                                                                                                  _____________

LIABILITIES:                     Due to The Dreyfus Corporation and affiliates . . . . . .                               99,100

                                 Accrued expenses and other liabilities  . . . . . . . . .                              111,710

                                                                                                                  _____________

                                                                                                                        210,810

                                                                                                                  _____________

NET ASSETS . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                         $452,522,776

                                                                                                                  _____________


REPRESENTED BY:                  Paid-in capital . . . . . . . . . . . . . . . . . . . . .                         $452,557,210

                                 Accumulated net realized gain (loss) on investments . . .                             (34,434)

                                                                                                                  _____________

NET ASSETS . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                         $452,522,776
                                                                                                                  _____________

SHARES OUTSTANDING

(UNLIMITED NUMBER OF $.001 PAR VALUE SHARES OF BENEFICIAL INTEREST AUTHORIZED) . . . . . .                          452,557,210

NET ASSET VALUE, offering and redemption price per share . . . . . . . . . . . . . . . . .                                $1.00

                                                                                                                         _____


                      SEE NOTES TO FINANCIAL STATEMENTS.

DREYFUS FLORIDA MUNICIPAL MONEY MARKET FUND
-----------------------------------------------------------------------------

STATEMENT OF OPERATIONS        SIX MONTHS ENDED DECEMBER 31, 1998 (UNAUDITED)

INVESTMENT INCOME
INCOME                           Interest Income . . . . . . . . . . . . . . . . . . . . .                           $3,333,058

EXPENSES:                        Management fee--Note 2(a) . . . . . . . . . . . . . . . .        $   479,955

                                 Shareholder servicing costs--Note 2(b)  . . . . . . . . .             88,520

                                 Registration fees . . . . . . . . . . . . . . . . . . . .             85,392

                                 Professional fees . . . . . . . . . . . . . . . . . . . .             16,354

                                 Trustees' fees and expenses--Note 2(c)  . . . . . . . . .             15,409

                                 Custodian fees  . . . . . . . . . . . . . . . . . . . . .              9,760

                                 Prospectus and shareholders' reports  . . . . . . . . . .              6,764

                                 Miscellaneous . . . . . . . . . . . . . . . . . . . . . .              6,318

                                                                                                   ___________

                                        Total Expenses . . . . . . . . . . . . . . . . . .            708,472

                                 Less--reduction in management fee due to
                                    undertaking--Note 2(a) . . . . . . . . . . . . . . . .            (54,136)

                                                                                                   ___________

                                        Net Expenses . . . . . . . . . . . . . . . . . . .                              654,336

                                                                                                                    ___________

INVESTMENT INCOME--NET, representing net increase in net assets
                                    resulting from operations  . . . . . . . . . . . . . .                           $2,678,722

                                                                                                                    ___________


                      SEE NOTES TO FINANCIAL STATEMENTS.

DREYFUS FLORIDA MUNICIPAL MONEY MARKET FUND
-----------------------------------------------------------------------------

STATEMENT OF CHANGES IN NET ASSETS

                                                                                            Six Months Ended
                                                                                           December 31, 1998      Year Ended
                                                                                              (Unaudited)        June 30, 1998
                                                                                           _________________     ______________
OPERATIONS:

  Investment income--net . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    $     2,678,722     $     5,335,260

  Net realized gain (loss) from investments  . . . . . . . . . . . . . . . . . . . . . .           --                     (576)

                                                                                              _____________        _____________

    Net Increase (Decrease) in Net Assets Resulting from Operations  . . . . . . . . . .          2,678,722           5,334,684
                                                                                              _____________        _____________

DIVIDENDS TO SHAREHOLDERS FROM:

  Investment income--net . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         (2,678,722)         (5,335,260)
                                                                                              _____________        _____________

BENEFICIAL INTEREST TRANSACTIONS ($1.00 per share):

  Net proceeds from shares sold  . . . . . . . . . . . . . . . . . . . . . . . . . . . .        494,569,235         607,947,067

  Dividends reinvested . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .          2,474,141           4,891,794

  Cost of shares redeemed  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .       (209,443,581)       (592,795,560)
                                                                                              _____________        _____________

    Increase (Decrease) in Net Assets from Beneficial Interest Transactions  . . . . . .        287,599,795          20,043,301
                                                                                              _____________        _____________

       Total Increase (Decrease) in Net Assets . . . . . . . . . . . . . . . . . . . . .        287,599,795          20,042,725

NET ASSETS

  Beginning of Period  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .        164,922,981         144,880,256
                                                                                              _____________        _____________

  End of Period  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .      $ 452,522,776       $ 164,922,981
                                                                                              _____________        _____________


                      SEE NOTES TO FINANCIAL STATEMENTS.

DREYFUS FLORIDA MUNICIPAL MONEY MARKET FUND
-----------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS

   Contained below is per share operating performance data for a share of Beneficial Interest outstanding, total investment return, ratios to average net assets and other supplemental data for each period indicated. This information has been derived from the Fund's financial statements.



                                                      Six Months Ended
                                                      December 31, 1998                    Year Ended June 30,
                                                                                 _____________________________________________

                                                          (Unaudited)        1998      1997       1996       1995      1994(1)
                                                          __________        ______     ______     ______     ______    ______
PER SHARE DATA:

   Net asset value, beginning of period  . . . . . .     $  1.00          $  1.00    $  1.00   $  1.00    $  1.00    $  1.00
                                                          ______           ______     ______    ______     ______     ______

   Investment Operations:

   Investment income--net  . . . . . . . . . . . . .        .014             .031       .030      .032       .035       .017
                                                          ______           ______     ______    ______     ______     ______

   Distributions:

   Dividends from investment income--net . . . . . .       (.014)           (.031)     (.030)    (.032)     (.035)     (.017)
                                                          ______           ______     ______    ______     ______     ______

   Net asset value, end of period  . . . . . . . . .     $  1.00          $  1.00    $  1.00   $  1.00    $  1.00    $  1.00
                                                          ______           ______     ______    ______     ______     ______

TOTAL INVESTMENT RETURN. . . . . . . . . . . . . . .        2.82%(2)         3.12%      3.05%     3.23%      3.50%      2.50%(2)

RATIOS/SUPPLEMENTAL DATA:

   Ratio of expenses to average net assets . . . . .         .68%(2)          .59%       .57%      .49%       .21%        --

   Ratio of net investment income
       to average net assets . . . . . . . . . . . .        2.79%(2)         3.08%      3.02%     3.19%      3.50%      2.55%(2)

   Decrease reflected in above expense ratios
       due to undertakings by the Manager  . . . . .         .06%(2)          .10%       .20%      .32%       .46%       .79%(2)

   Net Assets, end of period (000's Omitted) . . . .     $452,523         $164,923  $144,880   $141,141   $165,570   $104,182
-----------------------------

(1)  From October 20, 1993 (commencement of operations) to June 30, 1994.

(2)  Annualized.

                      SEE NOTES TO FINANCIAL STATEMENTS.

DREYFUS FLORIDA MUNICIPAL MONEY MARKET FUND
-----------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

NOTE 1--SIGNIFICANT ACCOUNTING POLICIES:

   Dreyfus Florida Municipal Money Market Fund (the "Fund") is registered under the Investment Company Act of 1940, as amended (the "Act") as a non-diversified open-end management investment company. The Fund's investment objective is to provide investors with as high a level of current income exempt from Federal income tax as is consistent with the preservation of capital and the maintenance of liquidity. The Dreyfus Corporation (the "Manager") serves as the Fund's investment adviser. The Manager is a direct subsidiary of Mellon Bank, N.A. Premier Mutual Fund Services, Inc. is the distributor of the Fund's shares, which are sold to the public without a sales charge.

It is the Fund's policy to maintain a continuous net asset value per share of $1.00; the Fund has adopted certain investment, portfolio valuation and dividend and distribution policies to enable it to do so. There is no assurance, however, that the Fund will be able to maintain a stable net asset value per share of $1.00.

   The Fund' s financial statements are prepared in accordance with generally accepted accounting principles which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

   (A) PORTFOLIO VALUATION: Investments in securities are valued at amortized cost, which has been determined by the Fund's Board of Trustees to represent the fair value of the Fund's investments.

   (B) SECURITIES TRANSACTIONS AND INVESTMENT INCOME: Securities transactions are recorded on a trade date basis. Interest income, adjusted for amortization of premiums and original issue discounts on investments, is earned from settlement date and recognized on the accrual basis. Realized gain and loss from securities transactions are recorded on the identified cost basis. Cost of investments represents amortized cost. Under the terms of the custody agreement, the Fund received net earnings credits of $3,046 during the period ended December 31, 1998 based on available cash balances left on deposit. Income earned under this arrangement is included in interest income.

   The Fund follows an investment policy of investing primarily in municipal obligations of one state. Economic changes affecting the state and certain of its public bodies and municipalities may affect the ability of issuers within the state to pay interest on, or repay principal of, municipal obligations held by the Fund.

   (C) DIVIDENDS TO SHAREHOLDERS: It is the policy of the Fund to declare dividends daily from investment income-net. Such dividends are paid monthly. Dividends from net realized capital gain, if any, are normally declared and paid annually, but the Fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the "Code"). To the extent that net realized capital gain can be offset by capital loss carryovers, it is the policy of the Fund not to distribute such gain.

(D) FEDERAL INCOME TAXES: It is the policy of the Fund to continue to qualify as a regulated investment company, which can distribute tax exempt dividends, by complying with the applicable provisions available of the Code, and to make distributions of income and net realized capital gain sufficient to relieve it from substantially all Federal income and excise taxes.

   The Fund has an unused capital loss carryover of approximately $35,000 available for Federal income tax purposes to be applied against future net securities profits, if any, realized subsequent to June 30, 1998. If not applied, $3,000 of the carryover expires in fiscal 2003, $23,000 expires in fiscal 2004, $3,000 expires in fiscal 2005 and $6,000 expires in fiscal 2006.

At June 30, 1998, the cost of investments for Federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

DREYFUS FLORIDA MUNICIPAL MONEY MARKET FUND
-----------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)

NOTE 2--MANAGEMENT FEE AND OTHER TRANSACTIONS WITH AFFILIATES:

   (A) Pursuant to a management agreement with the Manager, the management fee is computed at an annual rate of
 . 50 of 1% of the value of the Fund's average daily net assets and is payable monthly. The Manager had undertaken through December 31, 1998, to reduce the management fee paid by the Fund to the extent that the Fund's aggregate annual
expenses,   exclusive   of   taxes,   brokerage,   interest  on  borrowings  and
extraordinary expenses, exceed an annual rate of .60 of 1% of the value of the Fund' s average daily net assets. The reduction in management fee, pursuant to the undertaking, amounted to $54,136 during the period ended December 31, 1998.

   (B) Under the Shareholder Services Plan, the Fund reimburses Dreyfus Service Corporation, a wholly-owned subsidiary of the Manager, an amount not to exceed an annual rate of .25 of 1% of the value of the Fund's average daily net assets for certain allocated expenses of providing personal services and/or maintaining shareholder accounts. The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the Fund and providing reports and other information, and services related to the maintenance of shareholder accounts. During the period ended December 31, 1998, the Fund was charged $63,271 pursuant to the Shareholder Services Plan.

   The Fund compensates Dreyfus Transfer Inc., a wholly-owned subsidiary of the Manager, under a transfer agency agreement for providing personnel and facilities to perform transfer agency services for the Fund. During the period ended December 31, 1998, the Fund was charged $16,525 pursuant to the transfer agency agreement.

   (C) Each trustee who is not an "affiliated person" as defined in the Act receives from the Fund an annual fee of $1,000 and an attendance fee of $250 per meeting. The Chairman of the Board receives an additional 25% of such compensation and the Trustee Emeritus receives 50% of such compensation.

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                                   [reg.tm logo]

                                   (reg.tm)

DREYFUS FLORIDA MUNICIPAL

MONEY MARKET FUND

200 Park Avenue

New York, NY 10166

MANAGER

The Dreyfus Corporation

200 Park Avenue

New York, NY 10166

CUSTODIAN

The Bank of New York

90 Washington Street

New York, NY 10286

TRANSFER AGENT &

DIVIDEND DISBURSING AGENT

Dreyfus Transfer, Inc.

P.O. Box 9671

Providence, RI 02940









Printed in U.S.A.                                             741SA9812

Florida    Municipal

Money Market

Fund

Semi-Annual

Report

December 31, 1998